Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based compensation
13. Share-based compensation
1) Share based compensation plan of FinVolution Group
The Group recognizes share-based compensation, net of estimated forfeitures, on a straight line basis over the vesting term of the awards. All the share-based awards granted by the Group are service conditions only. There was no income tax benefit recognized on the Consolidated Statements of Operations for share-based compensation and the Group did not capitalize any of the share-based compensation as part of the cost of any asset in the years ended December 31, 2018, 2019 and 2020.
In June 2013 and October 2017, the Group adopted 2013 Share Incentive Plan (the ”2013 plan”) and 2017 Share Incentive Plan (the “2017 plan”), which allows the Group to offer share based incentive awards to employees, officers, directors and individual consultants who render services to the Group by granting options, restricted shares or restricted share units. Awards granted under 2013 plan or 2017 plan are generally subject to a four-year vesting schedule as determined by the administrator of the plans.
Share Options
The following table sets forth the stock option shares activities under all the option plans for the years ended December 31, 2018, 2019 and 2020:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$		US$
Outstanding at December 31, 2018	95,653,205	0.2214	2.17	47,689

Granted	19,275,000	0.6540	—	—
Canceled/Forfeited	(6,490,415)	0.5964	—	—
Exercised	(53,873,360)	0.0977	—	—
Outstanding at December 31, 2019	54,564,430	0.4519	2.51	4,264

Vested and expected to vest at December 31, 2019	53,286,128	0.4523	2.51	4,143
Exercisable as of December 31, 2019	14,156,930	0.3075	1.54	3,221
Granted	3,035,750	0.1111	—	—
Canceled/Forfeited	(19,350,460)	0.1327	—	—
Expired	(454,170)	0.9663	—	—
Exercised	(11,765,920)	0.1235	—	—
Outstanding at December 31, 2020	26,029,630	0.3708	1.31	5,581

Vested and expected to vest at December 31, 2020	25,712,658	0.3704	1.30	5,524
Exercisable as of December 31, 2020	17,371,695	0.3097	0.88	4,524
For the years ended December 31, 2018, 2019 and 2020, total share-based compensation expenses recognized related to the share options were RMB44,490, RMB22,118 and RMB6,218, respectively. As of December 31, 2020, the unrecognized compensation cost was RMB4,729. These amounts are expected to be recognized over a weighted average period of 1.54 years. Total compensation cost may be adjusted for future changes in estimated forfeitures.
The aggregate intrinsic value is calculated as the difference between the exercise prices of the options and the per-share
fair value of ordinary shares of the Group of US$0.72, US$0.53 and US$0.52 as of December 31, 2018, 2019 and 2020, respectively.
The weighted average grant-date
per-share
fair value of options granted during the years ended December 31, 2018, 2019 and 2020 was US$0.76, US$0.24 and US$0.13, respectively.
The fair value of each option granted under the Company’s Incentive Shares plan was estimated on the date of grant using the binomial model that uses the assumption noted in the following table:

	Options Granted in 2018	Options Granted in 2019	Options Granted in 2020
	RMB	RMB	RMB
Risk-free interest rate	2.52%-2.75%	2.62%	0.6%
Expected life (in years)	5	5	5
Expected dividend yield	0%	0%	0%
Expected volatility	37.74%-38.74%	38.01%	48.61%
Exercise multiple	2.2-2.8	2.2-2.8	2.8
RSUs
The following table sets forth the Company’s RSUs activities under all incentive plans for the years ended December 31, 2018, 2019 and 2020):

	Number of RSUs	Weighted- average grant date fair value
		US$
Unvested at December 31, 2018	7,551,480	1.4416
Granted	9,406,495	0.7353
Vested	(1,534,570)	1.4645
Canceled/Forfeited	(3,399,610)	1.0740

Unvested at December 31, 2019	12,023,795	0.9880

Granted	71,935,155	0.3551
Vested	(3,916,645)	0.8144
Canceled/Forfeited	(4,211,810)	0.6760

Unvested at December 31, 2020	75,830,495	0.4290

Total share-based compensation cost for the RSUs amounted to RMB5,829, RMB20,142 and RMB35,951 for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2020, there was RMB189,649 unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted shares, which are to be recognized over a weighted average vesting period of 3.48 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. The Company determined the fair value of RSUs based on its stock price on the date of grant.